VARIABLE PROTECTOR

Issued through
Variable Life Account A of Transamerica Life Insurance Company
By
Transamerica Life Insurance Company

SUPPLEMENT DATED MAY 22, 2019
To the
PROSPECTUS DATED MAY 1, 2004

Effective on or about May 28, 2019, based on changes to the underlying fund portfolio, Oppenheimer Variable Account Funds, the following portfolio names and subadvisors will change:

Current Name	New Name	Current Subadvisor	New Subadvisor
Oppenheimer Conservative Balanced Fund/VA	Invesco Oppenheimer V.I. Conservative Balanced Fund	OppenheimerFunds, Inc.	Invesco Advisers, Inc.
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund	OppenheimerFunds, Inc.	Invesco Advisers, Inc.
Oppenheimer Main Street Fund	Invesco Oppenheimer V.I. Main Street Fund	OppenheimerFunds, Inc.	Invesco Advisers, Inc.
Oppenheimer Main Street Small Cap Fund/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund	OppenheimerFunds, Inc.	Invesco Advisers, Inc.
Oppenheimer Total Return Bond Fund/VA	Invesco Oppenheimer V.I. Total Return Bond Fund	OppenheimerFunds, Inc.	Invesco Advisers, Inc.

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Please Retain this Supplement for Future Reference

All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses